CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.1%
COMMUNICATION SERVICES - 2.9%
Entertainment - 2.9%
Endeavor Group Holdings Inc., Class A Shares	1,396,000	$31,312,280	*
Live Nation Entertainment Inc.	363,000	29,217,870	*

TOTAL COMMUNICATION SERVICES		60,530,150

CONSUMER DISCRETIONARY - 10.6%
Auto Components - 2.9%
Aptiv PLC	539,000	60,955,510	*

Hotels, Restaurants & Leisure - 1.6%
Expedia Group Inc.	294,000	33,604,200	*

Internet & Direct Marketing Retail - 1.6%
Etsy Inc.	245,000	33,707,100	*

Leisure Products - 1.5%
Hasbro Inc.	514,000	30,413,380

Specialty Retail - 3.0%
Five Below Inc.	113,000	22,275,690	*
Petco Health & Wellness Co. Inc.	1,029,000	12,029,010	*
Ross Stores Inc.	246,000	29,074,740

Total Specialty Retail		63,379,440

TOTAL CONSUMER DISCRETIONARY		222,059,630

CONSUMER STAPLES - 7.1%
Food & Staples Retailing - 4.8%
Casey’s General Stores Inc.	162,000	38,217,420
Performance Food Group Co.	1,019,000	62,485,080	*

Total Food & Staples Retailing		100,702,500

Personal Products - 2.3%
Coty Inc., Class A Shares	4,899,000	48,794,040	*

TOTAL CONSUMER STAPLES		149,496,540

ENERGY - 4.1%
Energy Equipment & Services - 0.5%
Baker Hughes Co.	343,000	10,886,820

Oil, Gas & Consumable Fuels - 3.6%
EQT Corp.	465,000	15,191,550
Pioneer Natural Resources Co.	260,000	59,891,000

Total Oil, Gas & Consumable Fuels		75,082,550

TOTAL ENERGY		85,969,370

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2023 Quarterly Report	1

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 13.2%
Banks - 4.7%
Fifth Third Bancorp	436,000	$15,822,440
First Republic Bank	314,000	44,236,320
Western Alliance Bancorp	517,000	38,966,290

Total Banks		99,025,050

Capital Markets - 2.6%
Blue Owl Capital Inc.	2,009,000	25,273,220
Houlihan Lokey Inc.	304,000	30,117,280

Total Capital Markets		55,390,500

Insurance - 4.6%
Arch Capital Group Ltd.	759,000	48,841,650	*
Hartford Financial Services Group Inc.	612,000	47,497,320

Total Insurance		96,338,970

Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Starwood Property Trust Inc.	1,295,000	27,052,550

TOTAL FINANCIALS		277,807,070

HEALTH CARE - 9.8%
Biotechnology - 0.9%
Horizon Therapeutics PLC	167,000	18,323,240	*

Health Care Equipment & Supplies - 0.5%
IDEXX Laboratories Inc.	22,000	10,571,000	*

Health Care Technology - 1.5%
Definitive Healthcare Corp.	818,000	10,126,840	*
Doximity Inc., Class A Shares	588,000	20,738,760	*

Total Health Care Technology		30,865,600

Life Sciences Tools & Services - 6.9%
Avantor Inc.	1,568,000	37,475,200	*
Bio-Techne Corp.	372,000	29,633,520
ICON PLC	171,000	39,451,410	*
Maravai LifeSciences Holdings Inc., Class A Shares	1,053,000	15,436,980	*
Syneos Health Inc.	638,000	22,916,960	*

Total Life Sciences Tools & Services		144,914,070

TOTAL HEALTH CARE		204,673,910

INDUSTRIALS - 18.8%
Building Products - 3.9%
Advanced Drainage Systems Inc.	171,000	17,243,640
Masonite International Corp.	364,000	33,204,080	*
Resideo Technologies Inc.	1,653,000	31,787,190	*

Total Building Products		82,234,910

See Notes to Schedule of Investments.

2	ClearBridge Mid Cap Fund 2023 Quarterly Report

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Construction & Engineering - 6.5%
API Group Corp.	2,842,000	$63,206,080	*
WillScot Mobile Mini Holdings Corp.	1,494,000	72,399,240	*

Total Construction & Engineering		135,605,320

Electrical Equipment - 5.3%
Regal Rexnord Corp.	441,000	61,387,200
Vertiv Holdings Co.	3,448,000	49,030,560

Total Electrical Equipment		110,417,760

Machinery - 3.1%
ATS Corp.	867,000	35,108,760	*
RBC Bearings Inc.	125,000	30,496,250	*

Total Machinery		65,605,010

TOTAL INDUSTRIALS		393,863,000

INFORMATION TECHNOLOGY - 17.8%
Electronic Equipment, Instruments & Components - 5.4%
CDW Corp.	191,000	37,441,730
Keysight Technologies Inc.	245,000	43,940,750	*
Teledyne Technologies Inc.	76,000	32,243,760	*

Total Electronic Equipment, Instruments & Components		113,626,240

Semiconductors & Semiconductor Equipment - 2.4%
Marvell Technology Inc.	709,000	30,593,350
SolarEdge Technologies Inc.	59,000	18,828,670	*

Total Semiconductors & Semiconductor Equipment		49,422,020

Software - 10.0%
Aspen Technology Inc.	90,400	17,967,000	*
Bentley Systems Inc., Class B Shares	759,000	29,638,950
Black Knight Inc.	588,000	35,626,920	*
Everbridge Inc.	549,000	17,546,040	*
NCR Corp.	1,225,000	33,589,500	*
Paylocity Holding Corp.	89,762	18,696,527	*
Splunk Inc.	246,000	23,559,420	*
Workiva Inc.	389,376	33,692,705	*

Total Software		210,317,062

TOTAL INFORMATION TECHNOLOGY		373,365,322

MATERIALS - 3.9%
Chemicals - 3.9%
Ashland Inc.	512,000	55,946,240
Sensient Technologies Corp.	351,000	26,567,190

TOTAL MATERIALS		82,513,430

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2023 Quarterly Report	3

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities Inc.		274,000	$44,042,760
Americold Realty Trust Inc.		795,000	24,970,950
Sun Communities Inc.		202,000	31,685,720

TOTAL REAL ESTATE			100,699,430

UTILITIES - 4.1%
Electric Utilities - 1.4%
Eversource Energy		364,000	29,968,120

Multi-Utilities - 2.7%
Ameren Corp.		446,000	38,744,020
DTE Energy Co.		158,000	18,386,460

Total Multi-Utilities			57,130,480

TOTAL UTILITIES			87,098,600

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,503,564,878)			2,038,076,452

	RATE
SHORT-TERM INVESTMENTS - 3.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	45,850,309	45,850,309	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.326%	19,650,133	19,650,133	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $65,500,442)			65,500,442

TOTAL INVESTMENTS - 100.2% (Cost - $1,569,065,320)			2,103,576,894
Liabilities in Excess of Other Assets - (0.2)%			(4,739,228)

TOTAL NET ASSETS - 100.0%			$2,098,837,666

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $19,650,133 and the cost was $19,650,133 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Mid Cap Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,038,076,452	—	—	$2,038,076,452
Short-Term Investments†	65,500,442	—	—	65,500,442

Total Investments	$2,103,576,894	—	—	$2,103,576,894

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$9,689,235	$36,239,375	36,239,375	$26,278,477	26,278,477	—	$99,545	—	$19,650,133

7